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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21753
                                  ----------------------------------------------

                         Church Capital Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 301 Oxford Valley Road, Suite 801B       Yardley, Pennsylvania        19067
--------------------------------------------------------------------------------
         (Address of principal executive offices)                   (Zip code)

                                Gregory A. Church

 Church Capital Management, LLC    301 Oxford Valley Road    Yardley, PA 19067
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (215) 321-1900
                                                     ---------------------------

Date of fiscal year end:         November 30, 2008
                          ------------------------------------------------------

Date of reporting period:        February 29, 2008
                          ------------------------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CHURCH CAPITAL VALUE TRUST
SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
================================================================================
    SHARES    COMMON STOCKS -- 92.7%                                  VALUE
--------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY -- 10.2%
    27,000    Boyd Gaming Corp.                                  $     569,430
    10,000    CBRL Group, Inc.                                         364,200
    22,500    Comcast Corp. - Class A                                  439,650
    20,000    Lowe's Co., Inc.                                         479,400
    21,000    Macy's, Inc.                                             518,280
    60,000    Time Warner, Inc.                                        936,600
                                                                 -------------
                                                                     3,307,560
                                                                 -------------
              CONSUMER STAPLES -- 8.9%
    20,000    Archer-Daniels-Midland Co.                               902,000
    12,000    Diageo PLC - ADR                                         985,200
    15,000    Procter & Gamble Co. (The)                               992,700
                                                                 -------------
                                                                     2,879,900
                                                                 -------------
              ENERGY -- 12.3%
    10,000    Baker Hughes, Inc.                                       672,900
    16,000    Cimarex Energy Co.                                       843,200
    35,000    Nabors Industries Ltd.(a)                              1,103,550
    10,000    Royal Dutch Shell PLC - Class A - ADR                    714,500
     9,000    Weatherford International Ltd.(a)                        620,280
                                                                 -------------
                                                                     3,954,430
                                                                 -------------
              FINANCIALS -- 11.0%
    35,000    Bank of America Corp.                                  1,390,900
    20,000    Citigroup, Inc.                                          474,200
     5,500    Goldman Sachs Group, Inc. (The)                          932,965
     4,500    Hartford Financial Services Group, Inc. (The)            314,550
     6,000    Prudential Financial, Inc.                               437,820
                                                                 -------------
                                                                     3,550,435
                                                                 -------------
              HEALTH CARE -- 14.9%
    15,000    Baxter International, Inc.                               885,300
    15,000    Covidien Ltd.                                            641,850
    16,500    Genentech, Inc.(a)                                     1,249,875
    14,000    Genzyme Corp.(a)                                         992,880
    14,000    Johnson & Johnson                                        867,440
     7,000    PerkinElmer, Inc.                                        173,740
                                                                 -------------
                                                                     4,811,085
                                                                 -------------
              INDUSTRIALS -- 7.7%
    30,000    General Electric Co.                                     994,200
     6,000    Honeywell International, Inc.                            345,240
    12,500    Raytheon Co.                                             810,500
     5,000    United Parcel Service, Inc.                              351,200
                                                                 -------------
                                                                     2,501,140
                                                                 -------------

CHURCH CAPITAL VALUE TRUST
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES    COMMON STOCKS (CONTINUED) -- 92.7%                      VALUE
--------------------------------------------------------------------------------
              INFORMATION TECHNOLOGY -- 14.7%
    12,000    Agilent Technologies, Inc.(a)                      $     367,320
    46,000    Cisco Systems, Inc.(a)                                 1,121,020
    40,000    Corning, Inc.                                            929,200
    19,500    Electronic Arts, Inc.(a)                                 922,155
    24,000    EMC Corp.(a)                                             372,960
    25,000    Intel Corp.                                              498,750
    17,500    Texas Instruments, Inc.                                  524,300
                                                                 -------------
                                                                     4,735,705
                                                                 -------------
              MATERIALS -- 10.7%
    12,000    Agrium, Inc.                                             885,240
    27,000    Alcoa, Inc.                                            1,002,780
    26,500    Cabot Corp.                                              726,100
    35,000    Sealed Air Corp.                                         847,350
                                                                 -------------
                                                                     3,461,470
                                                                 -------------
              UTILITIES -- 2.3%
    17,500    Progress Energy, Inc.                                    733,425
                                                                 -------------

              TOTAL COMMON STOCKS (Cost $30,158,538)             $  29,935,150
                                                                 -------------

================================================================================
    SHARES    MONEY MARKET FUNDS -- 6.0%                              VALUE
--------------------------------------------------------------------------------
 1,611,224    AIM STIT - Liquid Assets Portfolio (The)
                - Institutional Shares, 3.61%(b)                 $   1,611,224
   313,301    Fidelity Institutional Money Market Portfolio
                - Select Class, 3.59%(b)                               313,301
                                                                 -------------

              TOTAL MONEY MARKET FUNDS (Cost $1,924,525)         $   1,924,525
                                                                 -------------

              TOTAL INVESTMENTS AT VALUE -- 98.7%
                (Cost $32,083,063)                               $  31,859,675

              OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.3%            412,930
                                                                 -------------

              NET ASSETS -- 100.0%                               $  32,272,605
                                                                 =============


(a) Non-income producing security.
(b) The rate shown is the effective dividend rate at February 29, 2008. ADR - American Depositary Receipt

See accompanying notes to schedule of investments.

CHURCH CAPITAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
================================================================================
 PAR VALUE    COMMERCIAL PAPER -- 85.6%                               VALUE
--------------------------------------------------------------------------------
$3,250,000    American Express Credit Co., 2.98%, 03/11/08       $   3,247,310
   800,000    AstraZeneca PLC, 2.90%, 06/11/08                         793,427
   500,000    AstraZeneca PLC, 2.86%, 06/27/08                         495,313
 2,200,000    AstraZeneca PLC, 4.06%, 07/07/08                       2,168,242
 2,500,000    BMW of North America, Inc., 2.94%, 03/04/08            2,499,387
 3,000,000    Campbell Soup Co., 3.07%, 03/05/2008                   2,998,977
 1,000,000    Campbell Soup Co., 3.12%, 03/05/2008                     999,653
 3,600,000    Cargill Global Funding PLC, 3.04%, 04/24/08            3,583,584
   568,000    DaimlerChrysler AG, 3.30%, 03/26/08                      566,698
 3,000,000    Dollar Thrifty Funding LLC, 3.25%, 03/19/08            2,995,125
 2,800,000    Eaton Corp., 3.10%, 03/11/08                           2,797,589
   419,000    Ecolab, Inc., 2.97%, 03/05/08                            418,862
 2,000,000    Estee Lauder Cos., Inc. (The), 3.00%, 03/05/08         1,999,333
   600,000    Estee Lauder Cos., Inc. (The), 2.95%, 03/12/08           599,459
 1,400,000    Estee Lauder Cos., Inc. (The), 2.93%, 03/20/08         1,397,835
 3,250,000    General Electric Co., 3.00%, 03/10/08                  3,247,563
   820,000    ITT Corp., 3.32%, 04/03/08                               817,504
   335,000    JP Morgan Chase & Co., 3.15%, 03/31/08                   334,121
   729,000    JP Morgan Chase & Co., 4.57%, 03/31/08                   726,224
   223,000    JP Morgan Chase & Co., 3.15%, 04/16/08                   222,102
   460,000    JP Morgan Chase & Co., 2.85%, 06/30/08                   455,593
   470,000    JP Morgan Chase & Co., 2.80%, 07/21/08                   464,809
   800,000    Kellogg Co., 3.25%, 04/16/08                             796,678
 2,150,000    Kimberly Clark Corp., 2.95%, 03/07/08                  2,148,943
 2,000,000    Massachusetts College of Pharmacy, 3.05%, 03/20/08     1,996,780
 3,800,000    Mitsubishi International Corp., 2.95%, 03/27/08        3,791,904
 4,100,000    PepsiAmericas, Inc., 3.20%, 03/13/08                   4,095,627
 3,000,000    Prudential Funding LLC, 2.96%, 03/21/08                2,995,067
 1,000,000    Prudential Funding LLC, 2.90%, 04/10/08                  996,778
 2,000,000    Salvation Army (The), 3.00%, 03/20/08                  1,996,833
 1,150,000    Southern Co., 2.85%, 04/01/08                          1,147,178
   700,000    Spectra Energy Corp., 3.40%, 03/06/08                    699,669
   687,000    Sysco Corp., 4.15%, 03/17/08                             685,733
   650,000    Time Warner Cable, Inc., 3.35%, 04/01/08                 648,125
 3,300,000    Total Capital Corp., 3.60%, 03/28/08                   3,291,090
 3,500,000    Toyota Motor Credit Corp., 2.92%, 03/18/08             3,495,174
 2,000,000    UBS Finance Corp., 3.15%, 04/23/08                     1,990,725
 2,500,000    Wheels, Inc., 3.60%, 03/03/08                          2,499,500
                                                                 -------------
              TOTAL COMMERCIAL PAPER
                (Amortized Cost $67,104,514)                     $  67,104,514
                                                                 -------------

CHURCH CAPITAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE    U.S. GOVERNMENT SECURITIES -- 3.8%                      VALUE
--------------------------------------------------------------------------------
$1,500,000    Federal Home Loan Bank, 2.95%, 03/28/08            $   1,496,591
 1,500,000    Federal Home Loan Bank, 2.92%, 04/25/08                1,493,309
                                                                 -------------

              TOTAL U.S. GOVERNMENT SECURITIES (Cost $2,989,900) $   2,989,900
                                                                 -------------

================================================================================
    SHARES    MONEY MARKET FUNDS -- 10.8%                             VALUE
--------------------------------------------------------------------------------
 3,926,245    AIM STIT - Liquid Assets Portfolio (The)
                - Institutional Shares, 3.61%(a)                 $   3,926,245
 3,877,503    Fidelity Institutional Money Market Portfolio
                - Select Class, 3.59%(a)                             3,877,503
   638,561    First American Prime Obligations Fund
                - Class Y, 3.20%(a)                                    638,561
                                                                 -------------

              TOTAL MONEY MARKET FUNDS (Cost $8,442,309)         $   8,442,309
                                                                 -------------

              TOTAL INVESTMENTS -- 100.2%
                (Amortized Cost $78,536,723)                     $  78,536,723

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%)         (171,469)
                                                                 -------------

              NET ASSETS -- 100.0%                               $  78,365,254
                                                                 =============

(a) The rate shown is the effective dividend rate at February 29, 2008.

See accompanying notes to schedule of investments.

CHURCH CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

1.   SECURITIES VALUATION

The Church Capital Value Trust values its portfolio securities as of the end of the regular session of trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time) on each day the Exchange is open for business. Equity securities are valued at their market value when reliable market quotations are readily available. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. When reliable market quotations are not readily available, when the investment adviser determines that the market quotation does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the investment adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the "Board") of the Church Capital Investment Trust. Short-term investments (those with maturities of 60 days or less) are valued at amortized cost, which the Board has determined best represents fair value.

The Church Capital Money Market Fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, which is believed to reflect fair value.

In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. The changes to current Generally Accepted Accounting Principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Therefore, the Funds have adopted SFAS No. 157 with these Schedules of Investments.

Various inputs are used in determining the value of each Fund's investments. These inputs are summarized in the three broad levels listed below:

o    Level 1 - quoted prices in active markets for identical securities
o    Level 2 - other significant observable inputs
o    Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, the money market securities for the Church Capital Money Market Fund are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value each Fund's net assets as of February 29, 2008:

                                                                 CHURCH CAPITAL
                                                CHURCH CAPITAL    MONEY MARKET
VALUATION INPUTS                                 VALUE TRUST          FUND
--------------------------------------------------------------------------------

Level 1 - Quoted Prices                         $  31,859,675    $   8,442,309

Level 2 - Other Significant Observable Inputs              --       70,094,414

Level 3 - Significant Unobservable Inputs                  --               --
                                                -------------    -------------
Total                                           $  31,859,675    $  78,536,723
                                                =============    =============

CHURCH CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

2.   INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.


3.   FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of February 29, 2008:

                                                                 CHURCH CAPITAL
                                                CHURCH CAPITAL    MONEY MARKET
                                                 VALUE TRUST          FUND
--------------------------------------------------------------------------------

Cost of portfolio investments                   $  32,121,125    $  78,536,723
                                                =============    =============

Gross unrealized appreciation                   $   2,122,061    $          --

Gross unrealized depreciation                      (2,383,511)              --
                                                -------------    -------------
Net unrealized depreciation                     $    (261,450)   $          --
                                                =============    =============


The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Church Capital Value Trust is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Church Capital Investment Trust
             -------------------------------------------------------------------



By (Signature and Title)*    /s/ Gregory A. Church
                           -----------------------------------------------------
                            Gregory A. Church, President


Date          April 29, 2008
      ---------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/ Gregory A. Church
                           -----------------------------------------------------
                            Gregory A. Church, President


Date          April 29, 2008
      ---------------------------------------------------



By (Signature and Title)*    /s/ Mark J. Seger
                           -----------------------------------------------------
                            Mark J. Seger, Treasurer


Date          April 29, 2008
      ---------------------------------------------------



* Print the name and title of each signing officer under his or her signature.